Share-based payments (Tables)	3 Months Ended
Mar. 31, 2022
Share-based payments
Schedule of total expenses arising from sharebased payment transactions

	For the three months ended March 31
in EUR k	2022	2021
Expenses arising from equity-settled share-based payment transactions
- Grants to management board and employees	470	429
- Grants to new CEO	113	799
- Supervisory board grant, including ESOP 2019	415	814
- Forfeiture of management board grants	(179)	—
- Expected forfeiture of management board grants	(2,775)	—
Total expenses arising from share‑based payment transactions	(1,957)	2,042

Schedule of share option activity

The following table presents a summary the Company’s share-based payment arrangement activity for the three months ended March 31, 2022.

	ESOP 2017		2019-2022 awards (1)
Number of awards (options and restricted stock units "RSUs")	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1, 2022	357,440	0.12	185,077	11.76	1,803,968	—
Granted during the year(1)	—	0.12	—	—	647,056	—
Exercised during the year	—	0.12	—	—	(34,498)	—
Forfeited during the year	—	0.12	—	—	(60,340)
Expected forfeited during the year	—	0.12	—	—	(754,572)
Outstanding as of March 31, 2022	357,440	0.12	185,077	11.76	1,601,614	—
Vested as of March 31, 2022	357,440		115,758		448,144
Exercisable as of March 31, 2022	357,440		115,758		448,144

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(1)	The granted and outstanding options and RSUs do not include the number of RSUs and options to be granted to certain supervisory board members annually in 2022 and thereafter, as these depend on the trailing volume-weighted average stock price of the Company.

Summary of awards granted

During the three months ended March 31, 2022 the following awards were granted:

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	166,667	Vest in four equal tranches over a four-year period on each anniversary of the grant date (starting February 1, 2023)	10th anniversary of Grant Date
RSUs	Yes	174,394	Vest in four equal tranches over a four-year period on each anniversary of the grant date (starting February 1, 2023)	10th anniversary of Grant Date
RSUs	Yes	Up to 275,000	Vest in full after a change of control of the Group	10th anniversary of Grant Date
RSUs	No	30,995	Vest in four equal tranches over a four-year period on each anniversary of the grant date (starting January 1, 2023)	10th anniversary of Grant Date

Performance Based RSUs
Share-based payments
Schedule of key assumptions used to derive the option value

	Tranche 1	Tranche 2
Share price at grant date (USD)	4.42	4.42
Fair value	2.10	1.60
Vesting hurdle	12	15
Date to reach vesting hurdle	January 1, 2024	January 1, 2024
Expected volatility	80%	80%
Risk-free rate	1.1	1.1
Time to vesting hurdle year	1.91	1.91
Dividend yield	nil	nil